Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating losses	$ 17.6	$ 17.7
Excess of tax basis over book basis of property, plant and equipment	14.7	45.0
Other	20.6	17.9
Deferred tax asset	52.9	80.6
Less: valuation allowance	(33.6)	(77.1)
Net deferred tax assets	19.3	3.5
Deferred tax liabilities
Deferred tax liabilities	0.0	(0.7)
Net deferred tax asset	$ 19.3	$ 2.8